Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.42

Data Compare

Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2025960191		Subject Property Type	XXX	XXX			The Appraisal dated XXX reflects Subject Property Type as XXX.	Initial
XXX	2025960193		Subject Property Type	XXX	XXX			The Appraisal dated XXX reflects Subject Property Type as XXX	Initial